Net Income Per Unit (Tables)	6 Months Ended
Jun. 30, 2012
Net Income Per Unit (Abstract)
Schedule Of Income Per Unit Basic And Diluted (Table Text Block)

	For the six month period ended June 30,
Numerators	2012	2011
Partnership's net income	$6,595	$17,541
Less:
Partnership's net income available to preferred unit holders	4,159	—
General Partner's interest in Partnership's net income	49	351
Partnership's net income allocable to unvested units	41	353
Partnership's net income available to common unit holders	$2,346	$16,837

Denominators	—	—
Weighted average number of common units outstanding, basic and diluted	68,186,476	37,958,265
Net income per common unit:
Basic and diluted	$0.03	$0.44